SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease right-of-use, assets	$ 493,687	$ 370,312
Operating lease liability, current	124,710	94,708
Operating lease liability, non-current	375,139	283,001
Financing lease right-of-use assets, gross	1,294,168	1,294,168
Accumulated amortization	(417,053)	(128,324)
Finance lease right-of-use assets, net	877,115	1,165,844
Financing lease liability, current	387,780	365,463
Financing lease liability, non-current	543,007	835,467
Financing lease liability, long-term	$ 930,787	$ 1,200,930
Weighted average remaining operating lease, term	4 years 2 months 1 day	3 years 6 months 29 days
Weighted average remaining finance lease, term	2 years 7 months 6 days	3 years 3 months
Operating leases	7.43%	8.07%
Finance leases	8.02%	8.01%
Total operating lease liabilities	$ 499,849	$ 377,709